Other financial assets (Tables)	6 Months Ended
Jun. 30, 2021
Other financial assets
Schedule of other financial assets

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Assets measured at fair value
Investment portfolio – Local currency	468,725	474,535
Investment portfolio – Foreign currency	913,753	2,494,124
Assets measured at fair value through other comprehensive income	1,182	732
Hedging instruments (1)	11,460	98,877
	1,395,120	3,068,268
Assets measured at amortized cost	3,588	3,391
	1,398,708	3,071,659
Current	206,284	2,194,651
Non–current	1,192,424	877,008
	1,398,708	3,071,659

(1)	As of June 30, 2021, it corresponds to swap contracts to hedge commodity price risk and forwards to hedge exchange rate risk.

Schedule of fair value hierarchy level

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Level 1	120,893	5,273
Level 2	1,274,227	3,062,995
	1,395,120	3,068,268